Employee Benefits - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 07, 2014
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Net gain (loss) for defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	$ (200,000)
Net prior service cost (credit) for defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	$ 0
Pension plan period	26 years
Expected long-term rate of return after application of a market value reduction factor (per annum)	4.00%
Contribution to pension fund in the year ending December 31, 2020	$ 200,000
Retirement period used as a basis to estimate expected cash flows	10 years
United Kingdom | World equities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	20.00%
United Kingdom | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	20.00%
United Kingdom | High yield bonds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	20.00%
United Kingdom | Multi-asset credit fund
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	20.00%
United Kingdom | Senior secured loans
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	20.00%
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Net gain (loss) for defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	$ 6,000
Net prior service cost (credit) for defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	(9,000)
Contribution to pension fund in the year ending December 31, 2020	$ 100,000
Retirement period used as a basis to estimate expected cash flows	10 years
Switzerland | Aptiv Solutions
Defined Benefit Plan Disclosure [Line Items]
Percentage of common stock acquired				100.00%
The Plan
Defined Benefit Plan Disclosure [Line Items]
Contributions percentage of annual compensation	8.00%
Employer contributions	$ 26,483,000	$ 25,241,000	$ 20,355,000
U.S. Plan
Defined Benefit Plan Disclosure [Line Items]
Contributions percentage of annual compensation	3.00%
Participant's contributions percentage matches	50.00%
Participant's contributions percentage of annual compensation	4.50%
Deferred salary arrangement employer contribution	$ 16,469,000	$ 15,532,000	$ 14,946,000